Intangible Assets/Liabilities Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			11 Months Ended	12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017	Sep. 30, 2018		Sep. 30, 2017	Dec. 15, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible asset	$ 112,288			$ 112,288				$ 116,422	$ 126,815
Acquisition cost	190,212	[1]		190,212	[1]			200,610
Accumulated amortization	77,924			77,924				73,790
Write off	0			0				10,398
Amortization of intangible assets	1,400		$ 1,775	4,134		$ 5,220
Favorable lease terms
Intangible asset	$ 1,150			$ 1,150				1,150	1,180
Acquisition cost								10,398	70,937
Accumulated amortization								7,001	57,930
Gain / (loss) resulting from favorable lease terms written off								$ (3,397)	(13,007)
Unfavorable lease terms
Unfavorable lease terms									0
Acquisition cost									24,721
Accumulated amortization									17,406
Gain / (loss) resulting from favorable lease terms written off									$ 7,315
Two Companies | Navios Logistics
Date of acquisition								Dec. 15, 2014
Total consideration							$ 17,000
Deferred Payment For Acquisition Intangible Assets										$ 6,800	$ 10,200

[1]	As of both September 30, 2018 and December 31, 2017, intangible assets associated with the favorable lease terms included an amount of $1,150 related to purchase options for the vessels.